Borrowings	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Borrowings	Borrowings
Perceptive Credit Agreement
On May 2, 2024 (the “closing date”), the Company and its subsidiary SOPHiA GENETICS, Inc. entered into a credit agreement and guaranty (the “Perceptive Credit Agreement”) with Perceptive Credit Holdings IV, LP, as lender and administrative agent, pursuant to which the Company may borrow up to $50.0 million principal amount of term loans, including (i) an initial tranche of $15.0 million principal amount of term loans on the closing date and (ii) up to $35.0 million principal amount of term loans that the Company may draw upon on or prior to March 31, 2026, subject to satisfaction of certain customary conditions. The term loans are scheduled to mature on the fifth anniversary of the closing date and accrue interest at Term Secured Overnight Financing
Rate (“SOFR”) plus 6.25% per annum; provided that upon the occurrence and during the continuation of any event of default, the term loans will accrue interest at Term SOFR plus 9.25% per annum. Term SOFR means the SOFR reference rate that is two business days prior to the first day of the preceding calendar month. The Company has the right to prepay the term loans at any time subject to applicable prepayment premiums. The Perceptive Credit Agreement also contains certain mandatory prepayment provisions, including prepayments from the proceeds from certain asset sales and casualty events (subject to a right to reinvest such proceeds in assets used in the Company’s business within 180 days) and from issuances or incurrences of non-permitted debt, which will also be subject to prepayment premiums. The obligations under the Perceptive Credit Agreement are secured by substantially all of the Company’s and certain of the Company’s subsidiaries’ assets and are guaranteed initially on the closing date by SOPHiA GENETICS SA and SOPHiA GENETICS, Inc. The Perceptive Credit Agreement contains customary covenants, including an affirmative covenant to maintain qualified cash of at least $3.0 million, an affirmative last twelve months revenue covenant of $51.8 million as of December 31, 2024. The last twelve months revenue covenant is tested on a quarterly basis beginning June 30, 2024, and negative covenants including limitations on indebtedness, liens, fundamental changes, asset sales, investments, dividends and other restricted payments and other matters customarily restricted in such agreements. The Perceptive Credit Agreement also contains customary events of default, including payment defaults, material inaccuracy of representations and warranties, covenant defaults, bankruptcy and insolvency proceedings, cross-defaults to certain other agreements, judgments against the Company and the Company’s subsidiaries and change in control, the occurrence of which gives the lenders the right to declare the term loans and all obligations under the Perceptive Credit Agreement immediately due and payable. The Company remains in full compliance with all covenants contained in the Perceptive Credit Agreement as of December 31, 2024.
In addition, the Company issued to Perceptive Credit Holdings IV, LP a warrant certificate (the “Warrant Certificate”) representing the right to purchase up to 400,000 ordinary shares at $4.9992 per share, with the right to purchase 200,000 ordinary shares available immediately and the right to purchase an additional 200,000 ordinary shares to be available upon the drawdown of the second tranche of the term loans. The purchase rights represented by the Warrant Certificate are exercisable after becoming available, on a cash basis, at the option of the holder at any time prior to 5:00 p.m., Eastern time on the tenth anniversary of the applicable date of availability. The Warrant Certificate contains customary anti-dilution adjustments.
Critical accounting estimates and judgments
Accounting for Tranche A
The Company accounted for Tranche A of the term loans and warrants as two separate financial instruments, with the $15.0 million draw down: (i) a warrant obligation and (ii) a loan.
i) The warrant obligation is presented in the consolidated balance sheet as a short-term liability given the warrants are not settled in the entity’s functional currency and thus are not considered to be settled in a fixed amount and can be exercised currently without restriction or right to defer. The warrant obligation was initially measured at fair value using a Black-Scholes pricing model and is subsequently remeasured to fair value at each reporting date. Changes in the fair value (gains or losses) of the warrant obligation at the end of each period are recorded in the consolidated statement of loss. The Company determined the Tranche A warrant obligation qualified as a level 2 fair value liability as inputs to the fair value measurement are derived principally from or corroborated by observable market data by correlation or other means. Refer to Note 26 — “Financial instruments and risks” for the current fair value amount for the warrant obligation.
ii) The term loan was initially recorded at its amortized cost of $15.0 million less any capitalized expenses and fees payable upon the issuance (“transaction costs”) and after allocating a portion of the proceeds to the fair value of the warrant obligation. The loan is presented as a long-term financial liability in the consolidated balance sheet.
The Company assessed the allocation of transaction costs in accordance with IFRS 9 and determined the allocation to warrants was immaterial, as such the Company allocated the total amount of the transaction costs to the term loan. The transaction costs are presented net of the term loan on the consolidated balance sheet. The transaction costs are amortized as non-cash interest expense recorded to the consolidated statement of loss as the difference between the stated interest rate and the EIR. The EIR was determined upon the initial draw down of Tranche A at 15.2% and reassessed based on changes in the variable interest rate from the
Perceptive Credit Agreement. The Company estimated the EIR over the three months from December 31, 2024 to March 31, 2025 as 14.8%.
The Company calculated the fair value of the warrant obligation on issuance using the Black-Scholes pricing model. The warrant obligation was recorded at an initial fair value of $0.7 million on May 2, 2024. Key inputs for the valuation of the warrant obligation upon issuance were as follows:

As of May 2, 2024
Exercise price in USD	$5.00
Share price in USD	$5.08
Risk-free interest rate	4.53%
Expected volatility (annualized)	71.77%
Expected term (years)	10
Dividend yield	—%
Black-Scholes value in USD	$4.06
The Company remeasures the fair value of the warrant obligation on a quarterly basis. Key inputs for the remeasurement of the warrant obligation as of December 31, 2024 were as follows:

As of December 31, 2024
Exercise price in USD	$5.00
Share price in USD	$3.07
Risk-free interest rate	4.51%
Expected volatility	72.52%
Expected term (years)	9.33
Dividend yield	—%
Black-Scholes value in USD	$2.22
The loan was recorded at an initial amortized cost of $13.3 million on May 2, 2024. This amount represents the residual amount of the $15.0 million draw down after allocating $0.7 million for the fair value of the warrant obligation and the $1.1 million of transaction costs to be amortized as interest expense over the life of the loan. The following table presents the allocation of the loan proceeds and any movements in the liability for the year ended December 31, 2024, (in USD thousands):

Loan issuance amount	$15,000
Warrant obligation	(656)
Transaction costs	(1,070)
Initial loan amortized cost	13,274

Interest expense	1,290
Interest paid	(1,152)
Currency translation adjustments	(175)
Net amortized cost as of December 31, 2024	$13,237
The Company notes there were no outstanding amounts under this credit agreement for the year ended December 31, 2023.
Revolving credit facility
On April 23, 2024 the Company terminated its existing credit agreement with Credit Suisse SA for up to CHF 5.0 million ($5.5 million). Additionally, the Company entered into a new credit agreement with Credit Suisse SA for up to CHF 0.1 million ($0.1 million) to be used for cash credits, contingent liabilities, or as margin for OTC derivative transactions. Borrowings under the new credit agreement will bear interest at a rate to be established between the Company and Credit Suisse SA at the time of each draw down. As of December 31, 2024, the Company had no borrowings outstanding under the Credit Facility.